                          MERRILL LYNCH GROWTH FUND
                       Supplement Dated April 21, 1998
                     to Prospectus Dated January 30, 1998

The disclosure set forth under "FEE TABLE" is modified as follows:

     (g) The Manager has voluntarily agreed to waive a portion of its management fee so that such fee is equal to 0.65% of average daily net assets not exceeding $1 billion; 0.625% of average daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.60% of average daily net assets exceeding $1.5 billion but not exceeding $10 billion; and 0.575% of average daily net assets exceeding $10 billion. See "Management of the Fund -- Management and Advisory Arrangements"--page 18.

The disclosure set forth under "MANAGEMENT OF THE FUND--MANAGEMENT AND ADVISORY ARRANGEMENTS" is modified as follows:

     The Fund pays the Manager a monthly fee at the annual rate of 0.65% of the average daily net assets of the Fund. The Manager has voluntarily agreed to waive a portion of its management fee so that such fee is equal to 0.65% of average daily net assets not exceeding $1 billion; 0.625% of average daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.60% of average daily net assets exceeding $1.5 billion but not exceeding $10 billion; and 0.575% of average daily net assets exceeding $10 billion.

Code #10479-0198ALL

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                          MERRILL LYNCH GROWTH FUND
                       Supplement Dated April 21, 1998
      to the Statement of Additional Information Dated January 30, 1998

The disclosure set forth under "MANAGEMENT OF THE FUND--MANAGEMENT AND ADVISORY ARRANGEMENTS" is modified as follows:

    The Fund has entered into a management agreement with the Manager (the "Management Agreement"). The Fund pays the Manager a monthly fee at the annual rate of 0.65% of the average daily net assets of the Fund. The Manager has voluntarily agreed to waive a portion of its management fee so that such fee is equal to 0.65% of average daily net assets not exceeding $1 billion; 0.625% of average daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.60% of average daily net assets exceeding $1.5 billion but not exceeding $10 billion; and 0.575% of average daily net assets exceeding $10 billion.

Code #10480-0198ALL